NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES	12 Months Ended
Jun. 30, 2025
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES

NOTE 9. NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES

Registration Rights

The Company filed two registration statements on Form S-1 to register the resale of up to 77,577,099 shares of Common Stock (on a pre-split basis) and up to 34,532,737 shares of Common Stock (on a post-split basis) by the selling stockholders named in the respective registration statements, which became effective on August 14, 2024 and March 6, 2025, respectively. The Company did not and will not receive any of the proceeds from these sales.

Earnout Liability

In connection with the Closing, and pursuant to the terms of the Business Combination Agreement, stockholders of AtlasClear (the “AtlasClear Stockholders”) received merger consideration (the “Merger Consideration Shares”) consisting of 4,440,000 shares pre reverse split or 74,000 post reverse split of common stock of the Company, par value $0.0001 per share (the “Common Stock”). In addition, the AtlasClear Stockholders will receive up to 5,944,444 shares of Common Stock (the “Earn Out Shares”) upon certain milestones (based on the achievement of certain price targets of Common Stock following the Closing). In the event such milestones are not met within the first 18 months following the Closing, the Earn Out Shares will not be issued. Atlas FinTech will also receive up to $20 million of shares of Common Stock (“Software Products Earn Out Shares”), which will be issued to Atlas FinTech upon certain milestones based on the achievement of certain revenue targets of software products contributed to AtlasClear by Atlas FinTech and Atlas Financial Technologies Corp. following the Closing. The revenue targets will be measured yearly for five years following the Closing, with no catch-up between the years. The Earn Out provision was analyzed under ASC 480 and ASC 815. The Software Products Earn Out Shares Payments in this transaction are within the scope of ASC 480 and therefore will be accounted for as a liability and included in the purchase price consideration. The revenue earnout was estimated using a Monte Carlo simulation to determine if and when the revenue hurdles would be achieved. The revenue volatility and revenue to equity correlation was based upon the same guideline public companies. The Monte Carlo simulation was performed simultaneously on both the share price and revenue to account for the correlation between revenue and equity. As of June 30, 2025 and 2024 the fair value of the earnout liability was $11,369,000 and $12,298,000, respectively. See Note 17 Fair Value Measurements for additional information.

Business Combination Marketing Agreement and Chardan Note

In connection with the Closing on February 9, 2024, the Company and Chardan agreed that the fee, in the amount of $7,043,750, payable by the Company to Chardan upon the Closing pursuant to the terms of the business combination marketing agreement entered into in connection with Quantum’s initial public offering, would be waived in exchange for the issuance by the Company to Chardan of a convertible promissory note in the aggregate principal amount of $4,150,000. Additionally, the Company entered into a settlement and mutual release with Chardan which amended the original note to a principal amount of $5,209,764. As of June 30, 2025 $4,250,000 of the amount were converted to shares of Common Stock and subsequently through September 19, 2025 the remaining $959,764 in principal was converted to Common Stock and settled paid in full.

Also on February 9, 2024, the Company entered into a registration rights agreement with Chardan (the “Chardan Registration Rights Agreement”), pursuant to which the Company agreed, among other things, to file with the SEC within 45 days after the Closing Date a registration statement registering the resale of the shares of Common Stock issuable upon exercise of the Original Chardan Note and to use its reasonable best efforts to have such registration statement declared effective as soon as possible after filing. If the registration statement was not filed within 45 days after the Closing or was not effective within a specified period after the Closing (or if effectiveness is subsequently suspended or terminated for at least 15 days, subject to certain exceptions), then the interest rate of the Original Chardan Note increased by 2% for each week that such event continued. The Chardan Registration Rights Agreement also provided that the Company was obligated to file additional registration statements under certain circumstances, and provided Chardan with customary “piggyback” registration rights.

On May 7, 2024, Chardan Capital Markets LLC (“Chardan”) filed a complaint in the Court of Chancery of the State of Delaware in an action entitled Chardan Capital Markets LLC v. AtlasClear Holdings, Inc., C.A. No. 2024-0480-LWW, for alleged breach of contract, breach of the implied covenant of good faith and fair dealing, and specific performance, alleging that the Company breached the Chardan Registration Rights Agreement, by failing to file a registration statement with the SEC to permit the public resale of certain registerable securities in an amount sufficient to cover the Original Chardan Note. Chardan alleged that the Company’s failure to file the registration statement left Chardan without the ability to convert and sell shares of the Company’s Common Stock as allowed for under the Original Chardan Note.

On October 23, 2024, the Company, Quantum Ventures, Chardan and Chardan Quantum LLC entered into an agreement pursuant to which they settled the claim referenced above, and any and all related claims (the “Settlement Agreement”). In connection with the Settlement Agreement, Chardan exchanged the Original Chardan Note for an amended non-interest bearing, convertible note in the aggregate principal amount of $5,209,764 (as amended the “Chardan Note”). While the Chardan Note does not bear interest, it can be converted from time to time by Chardan, in whole or in part, into shares of Common Stock at the election of the holder at any time at a conversion price equal to 90% of the VWAP of the Common Stock for the trading day immediately preceding the applicable conversion date which was on terms substantially similar to the conversion provisions in the Original Chardan Note, and any remaining outstanding principal is to be repaid in full on the same maturity date as the Original Chardan Note.

In connection with the Settlement Agreement, on October 23, 2024, the Company and Chardan entered into an amendment (the “Chardan Amended RRA”) to the registration rights agreement, dated February 9, 2024, pursuant to which the Company registered the resale of shares of Common Stock issuable upon conversion of the Chardan Note.

The Chardan Note is a Troubled Debt Restructuring (“TDR”) in scope of ASC 470-60, as the Company is both experiencing financial difficulty and Chardan has granted a concession. Since the debt restructuring involves a modification of terms of the note, it is accounted for prospectively from the time of restructuring (i.e., a new effective interest rate is established based on the carrying value of the Original Note and the revised cash flows). In addition, the maximum total undiscounted future cash payments $5,209,764 exceed the carrying amount of the Original Note $3,282,518; therefore, no adjustment to the carrying amount of the restructured debt is required and no restructuring gain is recognized. Any new fees to Chardan should be capitalized and amortized, while fees paid to third parties should be expensed. Any changes to the terms of the bifurcated derivative will go through income as a change in fair value.

During the year ended June 30, 2025, the Company received conversion notices for an aggregate principal amount of $4,975,000, and received a total of 2,744,623 post reverse split shares of Common Stock, of which 6,113 post reverse split were registered shares transferred from Quantum Ventures and 2,119 post reverse split were registered shares transferred from Atlas FinTech, (see Note 8 Relate Party Transactions- related party shares issuance/transfers above), and 2,736,391 post reverse split were newly issued registered shares. During the year ended June 30, 2025, Quantum Ventures transferred 2,427 post reverse split and Atlas Fintech transferred 877 post reverse split registered shares to pay for accrued interest of $212,803.

During year ended June 30, 2025, the Company recognized $137,872 in interest expense on the principal and $1,772,558, of interest related to the amortization of the debt discount created with the derivative liability.

As of June 30, 2025, the principal balance on the note was $959,764 and $240,897 of unamortized remaining discount for total carrying balance of $718,867. See Note 17 for additional information on the fair value and change in fair value related to the derivative.

Commercial Bancorp

On November 14, 2024, the Company and Commercial Bancorp agreed to amend the agreement and plan of merger, dated November 16, 2022 (as amended, the “Bank Acquisition Agreement”), to extend the termination date of the Bank Acquisition Agreement from November 16, 2024, to May 14, 2025. Pursuant to the amendment, the parties expect to enter into a new and mutually agreed agreement for the Company to acquire the shares held by such shareholders of Commercial Bancorp. No Commercial Bancorp shareholder is required to agree to such amended or new agreement. Failure to enter into a new agreement or amendment to the Bank Acquisition Agreement shall constitute termination of the Bank Acquisition Agreement without liability. The Company was to issue to the shareholders of Commercial Bancorp, without additional compensation, 8,333 shares of common stock and the previously issued 667 shares to the Commercial Bancorp shareholders were to be cancelled. The shares were not issued timely and as a result the Company agreed to issue 36,070 shares due to the drop in stock value during the delay. The 36,070 shares were issued on March 13, 2025 and were valued at $43,645 based on the trading price of the Common Stock of $1.21 on March 13, 2025. The value of the shares issued was recorded as a deposit towards the acquisition of Commercial Bancorp. The extension period terminated on May 14, 2025, as such the Company has agreed to pay $5,000 cash payment for each two-week extension. As of June 30, 2025, the Company paid $20,000 in cash and extended the agreement until July 9, 2025. As of the date of filing the Company has paid and additional $30,000 to extend until October 1, 2025.

Expense Settlements

●	Carriage House Capital, Inc. – up to 5,833 shares of Common Stock that were issued, or may become issuable, to Carriage House Capital, Inc. (“Carriage”), pursuant to the Consulting Agreement, dated as of February 19, 2024, between Carriage and the Company (the “Carriage Agreement”), as partial consideration for consulting services rendered to the Company, at the price per share of $298.80 on the day of issuance. The total consideration due under the Consulting Agreement is 5,833 shares of Common Stock, 1,6677 shares of which were due upon signing of the contract and 4,166 shares of which were due. On February 9, 2024, 1,667 shares were issued, and were valued at $298.80 per share as agreed upon consideration. As of June 30, 2024 the 4,166 unissued shares were recorded at fair value of $259,893 at $62.38 per share based on the closing price on June 30, 2025. On January 15, 2025 the Company issued the remaining 4,166 shares under the agreement and valued at the closing price on the date of issuance of $6.50 per share resulting in settlement of the stock payable at $27,100, and recognized the change in fair value of the stock payable of $232,793.
●	Interest Solutions, LLC –2,408 shares of Common Stock that may become issuable to Interest Solutions, LLC (“Interest Solutions”), pursuant to a convertible promissory note, dated as of February 9, 2024, in the aggregate principal amount of $275,000 (the “Interest Solutions Note”) at a price per share of $120. Accrued interest on the Interest Solutions Note is payable monthly, beginning on June 30, 2024, at a rate of 13% per annum and mature on February 9, 2026. Until all payments have been made to the Wilson-Davis Sellers, interest on the Interest Solutions Note may be paid in cash or shares of Common Stock valued at the then-current conversion price. Thereafter, all accrued interest must be paid in cash. During the year ended June 30, 2025 the Company recognized $35,652 in interest expenses. Quantum Ventures transferred registered shares to pay for $9,011 in accrued interest. As of June 30, 2025 and June 30, 2024, there is $315,549 and $288,908 included in Promissory note payable.
●	JonesTrading Institutional Services LLC –3,283 shares of Common Stock that may become issuable to JonesTrading Institutional Services LLC (“JonesTrading”), pursuant to a convertible promissory note, dated as of February 9, 2024, in the aggregate principal amount of $375,000 (the “JonesTrading Note”) at a price per share of $120. Accrued interest on the JonesTrading Note is payable monthly, beginning on June 30, 2024, at a rate of 13% per annum and mature on February 9, 2026. Until all payments have been made to the Wilson-Davis Sellers, interest on the Interest Solutions Note may be paid in cash or shares of Common Stock valued at the then-current conversion price. Thereafter, all accrued interest must be paid in cash. During the year ended June 30, 2025 the Company recognized $48,617 in interest expenses and the Quantum Ventures transferred 101 registered shares to pay for $12,288 in accrued interest. As of June 30, 2025 and June 30, 2024, there is $430,295 and $393,966 included in Promissory note payable.
●	Toppan Merrill LLC – the Company issued to Toppan Merrill LLC (“Toppan”) a promissory note, dated as of February 9, 2024, in the aggregate principal amount of $160,025 (the “Toppan Note”). The maturity date of the Toppan Note is February 8, 2026 and the note accrues interest at a rate of 13% per annum. The principal and interest payments due under the note is not payable in shares of Common Stock. During the year ended June 30, 2025 the Company recognized $15,694 in interest expenses. As of June 30, 2025 and June 30, 2024, there was $185,788 and $170,094, respectively, included in Promissory note payable.
●	Winston & Strawn LLP – up to $2,500,000 in shares of Common Stock that may become issuable to Winston & Strawn LLP (“Winston & Strawn”), pursuant to a subscription agreement, dated as of February 9, 2024, between Winston & Strawn and the Company (the “Winston & Strawn Agreement”). Pursuant to the Winston Agreement, the Company may issue $2,500,000 worth of shares of Common Stock as payment for legal services, in three equal installments of $833,333 beginning on August 9, 2024. As of June 30, 2025 and June 30, 2024, the amount is included in Subscription agreement as an liability of $2,489,945 and $2,425,647, respectively. Due to the nature of the settlement terms, the subscription agreement was deemed to be a derivative liability to the Company as of June 30, 2024 under ASC 480. Change in fair value of the subscription agreement are measured at each reporting period with change reported in earnings. See valuation approach and further disclosure on Note 17.
●	Outside The Box Capital Inc. –6,919 shares of Common Stock that were issued to Outside The Box Capital Inc. (“OTB”), pursuant to a Marketing Services Agreement, as payment in shares for services rendered to the Company the shares were valued at the closing price on the date of issuance of $5.70 per share resulting in compensation expense of $39,404.
●	Locbox Technologies, Inc. – 203,425 shares of Common Stock that were issued to Lockbox Holdings (“LCBX”), pursuant to a Software As A Services License Agreement, as payment in shares for services rendered through June 30, 2025. The shares were valued at the closing price on the date of issuance of $0.2053 per share resulting in compensation expense of $41,763. The Company shall pay LCBX $20,000 per month, of which the Company has the option to pay in cash or stock. If paid in stock the company shall use 90% of the five day VWAP of the last trading of the preceding month. The parties agreed to a 9.9% blocker for maximum equity ownership, if LCBX is blocked from receiving shares as payment cash must be paid. In the event cash is not paid timely a 13% interest charge will apply on the amount outstanding. At the end of the twelve month term, the Company shall have the right to acquire 5% of LCBX at a $10,000,000 valuation, approximately a $500,000 investment by the Company. LCBX agrees to credit 50% of the total license fees paid by ATCH through the term towards the acquisition.
●	Stock Promotion Agreement. – On June 23, 2025, 100,000 shares of Common Stock were issued to an individual third party pursuant to a Stock Promotion Agreement for a six month service period. The shares were valued at the closing price on the date of issuance of $0.1905 per share resulting in value of $19,050 which was recorded as a prepaid and will be expensed over the six months service period. There are no performance obligations and upon termination of agreement compensation remains due as such the valuation date was deemed to be the date of issuance.
●	Longside Ventures LLC – 200,000 shares of Common Stock that were issued or to be issued to Longside Ventures LLC. (“Longside”), pursuant to a Services Agreement, dated as of August 29, 2025 as payment in shares for strategic communications, and corporate advisory services to be rendered to the Company. 100,000 shares were issued upon execution of the agreement and the other 100,000 will be paid on the one-month anniversary thereof.

Secured Convertible Note Financing

On February 9, 2024, Wilson-Davis and Quantum entered into a securities purchase agreement (the “Purchase Agreement”) with Funicular Funds, LP, a Delaware limited partnership (“Funicular”), pursuant to which the Company sold and issued to Funicular, on that date, a secured convertible promissory note in the principal amount of $6,000,000 (the “Funicular Note”) for a purchase price of $6,000,000, in a private placement (the “Secured Note Financing”). The proceeds raised in the Note Financing were used to pay a portion of the purchase price paid at Closing to the Wilson-Davis Sellers.

The Funicular Note has a stated maturity date of November 9, 2025. Interest accrues at a rate per annum equal to 12.5%, and is payable semi-annually on each June 30 and December 31. On each interest payment date, the accrued and unpaid interest shall, at the election of the Company in its sole discretion, be either paid in cash or paid in-kind by increasing the principal amount of the Funicular Note. In the event of an Event of Default (as defined in the Funicular Note), in addition to Funicular’s other rights and remedies, the interest rate would increase to 20% per annum. The Funicular Note is convertible, in whole or in part, into shares of Common Stock at the election of the holder at any time at an initial conversion price of $10.00 per share pre reverse split or $600 post reverse split (the “Conversion Price”). The Conversion Price is subject to adjustment monthly to a price equal to the trailing five-day VWAP, subject to a floor of $2.00 per share pre reverse split or $120 post reverse split (provided that if the Company sells stock at an effective price below $2.00 per share pre reverse split or $120 post reverse split, such floor would be reduced to such effective price, which is now determined to be $0.15), and is subject to customary adjustments for stock dividends, stock splits, reclassifications and the like. The Company has the right to redeem the Funicular Note upon 30 days’ notice after the earlier of August 7, 2024 and the effectiveness of the Registration Statement (as defined in the Funicular Note), and Funicular would have the right to require the Company to redeem the Note in connection with a Change of Control (as defined in the Note), in each case for a price equal to 101% of the outstanding principal amount of the Note plus accrued and unpaid interest. The Funicular Note contains covenants which, among other things, limit the ability of the Company and its subsidiaries to incur additional indebtedness, incur additional liens and sell its assets or properties.

The Funicular Note is secured by a perfected security interest in substantially all of the existing and future assets of the Company and each Grantor (as defined in the Security Agreement, as defined below), including a pledge of all of the capital stock of each of the Grantors, subject to certain exceptions, as evidenced by (i) a security agreement, dated as of February 9, 2024 (the “Security Agreement”), entered into among the Company, each of the Company’s subsidiaries and Funicular, and (ii) a guaranty, dated as of February 9, 2024 (the “Guaranty”), executed by each of the Company’s subsidiaries pursuant to which each of them has agreed to guaranty the obligations of the Company under the Funicular Note and the other Loan Documents (as defined in the Funicular Note).

As a result of the delay in filing the registration statement the Company incurred $1,500,000 in fees through June 30, 2024 which has been added to the principal of the note.

Funicular Amendment

On January 7, 2025, the Company and Funicular Funds, LP (“Funicular”) entered into an Amendment, Waiver and Consent (the “Amendment”). Pursuant to the Amendment, the Company and Funicular agreed to certain amendments to the secured promissory note, in the original principal amount of $6 million (the “Secured Note”), and the registration rights agreement (the “Funicular RRA”), in each case entered into between them on February 9, 2024, including an extension of the maturity date of the Secured Note from November 9, 2025 to January 31, 2028. In addition, Funicular agreed to waive certain defaults by the Company under the Secured Note and the Funicular RRA and consented to the transactions contemplated by the Purchase Agreement. The Company and the Investor agree that (a) as of December 31, 2024, the aggregate principal amount of the Note, including all accrued interest through such date (all of which has been added to the principal amount as payment-in-kind) and the aggregate amount of all Registration Delay Payments through such date, is $9,357,195, and (b) effective as of January 1, 2025, the Note will accrue interest at the rate of 12.5% per annum specified in the Note, and not at the default rate of 20% per annum.

As of January 7, 2025, AtlasClear Holdings, Inc. accounted for the Amendment as a restructuring under troubled debt restructuring in accordance with ASC 470-60 (“TDR”) of the outstanding liabilities related to the Amendment. The Amendment results in the future undiscounted cash flows of the modified debt being greater than the net carrying value of the original debt, as the only change to cash flows is the additional interest for the period from old maturity date to the new maturity date. Since the maximum total undiscounted future cash payments exceeds the carrying amount of the payable, no adjustment to the carrying amount of the restructured debt is required and no restructuring gain is recognized.

During the year ended June 30, 2025, the Company received notice to convert principal and interest totaling $509,549 resulting in the issuance of 258,678 shares.

During the year ended June 30, 2025, the Company incurred an additional $600,000 in fees due to delays in the registration statement and the unpaid interest of $1,831,819 was applied to the principal balance for a total principal balance of $9,422,271 as of June 30, 2025.

For the year ended June 30, 2025, the Company recognized $1,720,449, of interest expense on the principal and $457,922 of interest related to the amortization of the debt discount issued with the note. As of June 30, 2025, the carrying value of the notes was $8,909,070 net of discount of $513,201. During the year ended June 30, 2025 the Quantum Ventures transferred 368,004 pre reverse split or 6,133 post reverse split registered shares to pay for interest of $217,373.

As a result of the Company’s lack of authorized shares to satisfy its share obligations, the note now falls under ASC 815 and is required to be accounted for at fair value with change in fair value recorded in the statement of operations. See valuation approach and further disclosure on Note 14.

Sellers Note

As a result of the acquisition of Wilson-Davis the company issued (i) $5,000,000 in aggregate principal amount of notes due 90 days after the Closing Date (the “Short-Term Notes”) and (ii) $7,971,000 in aggregate principal amount of notes due 24 months after the Closing Date (the “Long-Term Notes” and, together with the Short-Term Notes, the “Seller Notes”). The Short-Term Notes accrue interest at a rate of 9% per annum, payable quarterly in arrears, in shares of Common Stock at a rate equal to 90% of the trailing seven-trading day VWAP prior to payment (or, at the Company’s option, cash), and are convertible at the option of the holder at any time during the continuance of an event of default, at a rate equal to 90% of the trailing seven-trading day VWAP prior to conversion. The Long-Term Notes accrue interest at a rate of 13% per annum, payable quarterly in arrears, in shares of Common Stock at a rate equal to 90% of the trailing seven-trading day VWAP prior to payment (or, at the Company’s option, in cash), and are convertible at the option of the holder at any time commencing six months after the Closing Date, at a rate equal to 90% of the trailing seven-trading day VWAP prior to conversion (or 85% if an event of default occurs and is continuing).

During the year ended June 30, 2025, the Company received conversion notice for a total $5,000,000 in short term loan principal and $366,979 of short term loan interest, and long term loan principal of $6,995,624 and $937,773 of long term interest. In addition the Company received conversion notice for a total of $1,439,586 in Merger Financing as discussed below and $256,091 of Merger Financing interest receiving a total of approximately 34,931,855 shares of common stock newly issued registered shares. During the year ended June 30, 2025, the company recognized $366,978 in interest expense on the short-term principal, $969,473 in interest expense on the long-term principal and $594,370 of interest related to the amortization of the debt discount on long-term loan created with the derivative liability. During the year ended June 30, 2025 the Quantum Ventures transferred 6,133 registered shares to pay for accrued interest of $92,083 on short-term loan and $98,483 on long-term loan. As of June 30, 2025 the principal balance and accrued interest of short-term loan was fully settled with shares in agreed upon conversion terms. As of June 30, 2025 the principal balance on the long-term loan was $975,573 and $31,706 in accrued interest less of $27,167 of unamortized debt discount for total principal balance of $980,112 in long-term loans. The loan matures on February 9, 2026, as such the long term loan has been included in current liabilities.

As of September 19, 2025 both the short term and long terms Seller’s Notes have been paid in full. See subsequent event Note 19 for further detail.

Contingent Guarantee

In connection with the acquisition of Wilson-Davis, Founder shares were transferred to cover a cash deficit of $4,000,000. The agreement has a make-whole provision that is required to be accounted for under ASC 480. The Company has valued the obligation as of June 30, 2024 based on the cash value that would need to be renumerated by the Company. The value of the cash that would be paid was deemed to be the fair value of the contingent guarantee. As of February 9, 2024, the 885,010 shares transferred by the Founder were valued at $8,850,100 which was greater than the $4,000,000 guaranteed value as such the value of the guarantee was deemed to be zero on February 9, 2024. As a result of the decrease in stock prices through June 30, 2024, the Sellers recovered $743,137 in cash through sales of the shares transferred resulting in the value of the liability as of June 30, 2024 to be $3,256,863.

During the year ended June 30, 2025, the Atlas FinTech agreed to transfer 1,234,990 in registered shares to the sellers under the contingent guarantee, resulting in a reduction in the contingent guarantee of $1,210,290 based on the fair value of the shares transferred on the transfer date.

On August 9, 2024, the Company entered into an agreement to modify the terms of the contingent guarantee where the Company agreed to enter into a convertible note on the amount that has not yet been recovered through share issuances of $2,886,347 plus a 5% convenience fee applied resulting in the Company issuing a convertible note of $3,030,665 due February 9, 2026. This Convertible Promissory Note (this “Merger Financing”) is being issued pursuant to that certain Post-Closing Agreement dated effective August 9, 2024 (the “Agreement”), by and between the Company and the former stockholders of Wilson-Davis, to address the remaining Gross Proceeds Shortfall that cannot be remedied by the transfer of Additional Shares. Capitalized terms used but not defined herein shall have the meanings given to them in the Stock Purchase Agreement, as defined in the Agreement. The note was analyzed under ASC 480 and ASC 815, as a result of the Company not having sufficient shares authorized to settle the convertible note, the Merger Financing note falls under ASC 815.

During the year ended June 30, 2025, the Company received notice to convert $1,439,586 in principal and $256,091 in interest, see Sellers Note above for total shares issued to convert principal and interest on all conversion notices received from the Sellers.

Under ASC 815 the conversion feature was bifurcated resulting in a conversion liability of $113,044 for the Merger Financing and at issuance. For the year ended June 30, 2025, the Company recognized $307,801 in interest expense on the principal and $88,830 of interest related to the amortization of the debt discount created with the derivative liability. The carrying balance as of June 30, 2025, net of principal converted to shares of $1,439,586, is $1,618,575, net of $24,215 in unamortized debt discount. See Note 17 for additional information on the fair value of the derivative.

Line of Credit

Wilson-Davis has a $10,000,000 revolving line of credit with BMO Harris Bank N.A. The interest rate is determined at the time of borrowing as agreed by the Company and the bank. The line of credit currently provides for interest at the bank’s overnight rate plus 1.5% and is secured by Wilson-Davis’ assets. In addition, the line of credit carries an interest rate of 0.5% on its unused portion. The interest cost was $50,833 for the year ended June 30, 2025. The Company did not have an outstanding balance on the line of credit as of June 30, 2025. The line of credit contains certain loan covenants and advances on the line of credit are payable on demand. Management believes the Company was in compliance with applicable covenants as of June 30, 2025.

The line of credit agreement requires Wilson-Davis to maintain line of credit collateral with value, as determined by the bank, in an amount at least equal to a percentage of the loan amount as specified by the bank. Advances on the line of credit are payable on demand. The entire amount of this credit facility is available to be drawn and used to meet Wilson-Davis’ liquidity requirements for NSCC clearing margin deposits.

Tau Agreement - ELOC

On July 31, 2024, the Company and Tau Investment Partners LLC (“Tau”) entered into an at-the-market agreement (the “ELOC”). Pursuant to the ELOC, upon the terms of and subject to the satisfaction of certain conditions, the Company has the right from time to time at its option to direct Tau to purchase up to a specified maximum amount of shares of the Common Stock, up to a maximum aggregate purchase price of $10 million (the “Aggregate Limit”), over a 24-month term commencing on the date of the ELOC. The

Company may request, on dates determined by it, individual advances up to the greater of 100,000 shares or such amount as is equal to 50% of the average daily volume traded of the Common Stock during the 30 trading days immediately prior to the date the Company requests each advance, subject to the Aggregate Limit. Any such advance will reduce amounts that the Company can request for future advances and draw downs. The purchase price payable for the shares sold pursuant to any advance will be equal to 97% of the lowest volume weighted average price of the Common Stock during a pricing period of three consecutive trading days following Tau’s receipt of the applicable advance notice. Tau’s obligation to purchase the shares the Company requests to sell pursuant to any advance is conditioned upon, in addition to certain other customary closing conditions, the continued effectiveness of a registration statement pursuant to which Tau may freely sell the shares to be received.

The issuance and sale of the shares of Common Stock pursuant to the ELOC will be exempt from the registration requirements of the Securities Act of 1933, as amended, in accordance with Section 4(a)(2) thereof. The Company filed a registration statement with the Securities and Exchange Commission for the resale by Tau of at least 10,000,000 pre reverse split or 166,667 post reverse split shares of Common Stock (the “Commitment Amount”).

The Company sold to Tau the Common Stock at a Purchase Price equal to 97% of the lowest VWAP of the Common Stock during a pricing period of 3 consecutive trading days commencing on the trading day the Advance Notice is received by the Investor. If the VWAP on any trading day during a pricing period under was below a minimum price set by the Company in connection with each Advance Notice (the “MAP”) then for each such trading day (i) the requested Advance amount was automatically reduced by an amount equal to 33% of the original requested Advance amount and (ii) such day was not be factored into the determination of the Market Price.

Second ELOC Agreement

On February 5, 2025, the Company and Tau entered into an at-the-market agreement (“Second ELOC Agreement”). Pursuant to the Second ELOC Agreement, upon the terms thereof and subject to the satisfaction of certain conditions, we have the right from time to time at our option to direct Tau to purchase up to a specified maximum amount of shares of our Common Stock, up to a maximum aggregate purchase price of $12.25 million (the “Aggregate Limit”), over the 24-month term of the Second ELOC Agreement. We may request, on dates determined by us, individual advances up to the greater of 2,000 shares or such amount as is equal to 50% of the average daily volume traded of the Common Stock during the 30 trading days immediately prior to the date we request each advance, subject to the Aggregate Limit. Any such advance will reduce amounts that we can request for future advances and draw downs. The purchase price payable for the shares sold pursuant to any advance will be equal to 97% of the lowest VWAP of the Common Stock during a pricing period of three consecutive trading days following Tau’s receipt of the applicable advance notice. Tau’s obligation to purchase the shares we request to sell pursuant to any advance is conditioned upon, in addition to certain other customary closing conditions, the continued effectiveness of a registration statement pursuant to which Tau may freely sell the shares to be received.

The Company analyzed both the Commitment Amount and the Commitment fee under ASC 480 and ASC 815. The Commitment Amount is classified as a liability and is initially measured at fair value. The Commitment Amount is subsequently measured at fair value at each reporting period with subsequent changes in fair value recorded in earnings. ASC 815-40-35-8 through 35-9 require an issuer to reassess the classification of both freestanding equity contracts and embedded equity features at each balance sheet date. If the classification changes because of events occurring during the reporting period, the instrument is reclassified as of the date of the event that caused the reclassification.

As consideration the Company was to issue to the Investor a fee equal to 1.25% of the Commitment Amount (the “Commitment Fee”) due in shares upon closing based on the closing price on the day prior to approval of the S-1. As the Commitment Fee is a variable share obligation within the scope of ASC 480, it must be initially and subsequently measured at fair value through earnings at each reporting period.

When estimating the fair value, the Company has followed the guidance in ASC 820 Fair Value Measurement.

As both the Commitment Amount and Commitment Fee were issued in a single transaction and are both remeasured to fair value through earnings in each subsequent reporting period, the proceeds received should be allocated to each freestanding financial instrument on a relative fair value basis. As such, as of June 30, 2025 the Company requested advance notices for a total of $2,093,822 which resulted in approximately 1,615,168 shares to be sold by Tau. Tau sold and settled 1,574,263 shares, of which 7,378 were shares transferred by a related party and 1,566,885 were shares issued by the Company, under the ELOC resulting in $1,911,472 of proceeds under the ELOC of which $41,089 remain as stock receivable. Tau purchased the shares from the Company at $2,116,710 resulting in a realized gain of $22,888. As of June 30, 2025, 35,282 all shares issued to Tau towards have been settled.

See Note 17 for additional information regarding the fair value method applied to the ELOC agreement and related disclosures.

Subordinated Loan Agreements

Previously, the Company entered into six subordinated loan agreements totaling $650,000, all of which are payable to former officers and directors of the Company. The agreements renew annually and provide for interest at 5% per annum.

To provide the additional capital needed, Wilson-Davis’ former officers and directors, and investors, funded $1,300,000 in subordinated demand notes in October 2023. The notes matured in October 2024 and were renewed to mature in October 2025 at an interest rate of 8% per annum, payable quarterly. One of the notes ($20,000) was not renewed and paid in full during October 2024.

The Company anticipates that all remaining notes will be renewed for additional one-year periods, unless circumstances or Company requirements change. The loan principal is unsecured and subordinated in right of payment to all claims of present and future creditors of the Company.

The subordinated loan agreements have been approved by the Financial Industry Regulatory Authority (FINRA) and are available for computing net capital under the Securities and Exchange Commission’s uniform net capital rule (see note 4). To the extent that the borrowings are required for compliance with the minimum net capital requirements, they may not be repaid.

Hanire Purchase Agreement

On December 31, 2024, the Company and Hanire, LLC (“Hanire”) entered into a securities purchase agreement (the “Hanire Purchase Agreement”) for the purchase and sale, in a private placement, of (i) up to 333,333 shares (the “Shares”) of Common Stock, at a purchase price of $15.00 per share (after giving effect to the 1-for-60 reverse stock split), and (ii) a convertible promissory note (the “Hanire Note”) in the principal amount of up to $40 million (plus any amount by which the aggregate purchase price paid by Hanire for the Shares is less than $5 million as a result of the Share Limit, as defined below). To the extent the number of Shares to be purchased by Hanire at the Hanire Closing would cause Hanire to own more than 19.9% of the Company’s outstanding voting stock, the number of Shares will be reduced such that the number of Shares is equal to 19.9% of the total outstanding voting stock (the “Share Limit”). The consummation of the issuance and sale of the Shares and the Hanire Note (the “Hanire Closing”) was to occur at such time as agreed to by the Company and Hanire on or before January 31, 2025 (subject to extension by up to 15 days by Hanire), subject to customary closing conditions. On June 30, 2025, the note was amended so that closing shall occur no later than June 30, 2025 (subject to extension by up to 7 days of written notice of the Investors given on or prior to June 30, 2025). As of June 30, 2025, Hanire had not yet been funded under this agreement and thereby did not close. The agreement is contingent on funding and therefore has no accounting implications until funded.

The Hanire Note will provide for Hanire to loan funds, up to the aggregate maximum principal amount of the Hanire Note, in tranches, as follows: (i) $5 million (plus any amount by which the aggregate purchase price paid by Hanire for the Shares is less than $5 million as a result of the Share Limit) at the Hanire Closing, (ii) $12.5 million upon the Company securing a settlement of amounts outstanding to the principal owners of Wilson-Davis, (iii) $7.5 million at such time as the Company files a quarterly report on Form 10-Q or annual report on Form 10-K that shows that the Company has achieved positive net income on a consolidated basis in the most recent reporting period, and (iv) $15.0 million at such time as the Company receives approval from all regulatory authorities to acquire Commercial Bancorp. Unpaid principal amounts under the Hanire Note will accrue simple interest at a rate of 12.0% per annum, payable commencing three months after the initial draw and thereafter quarterly until the maturity date of January 31, 2028. The unpaid principal amount and all accrued interest under the Hanire Note is convertible at any time after certain conditions are met (including receipt of stockholder approval for the issuance of shares upon conversion), at the option of Hanire, into shares of Common Stock (the “Conversion Shares”) at a conversion rate equal to 60% of the volume-weighted average price of the Common Stock for the 20-consecutive trading day period immediately prior to the conversion date. The Company registered the resale by Hanire of up to 333,333 shares of Common Stock.

On September 12, 2025, the Company received $100,000 as a good faith deposit towards the Hanire Purchase Agreement. An amendment to the Hanire Purchase Agreement is currently being negotiated. See subsequent event Note 19 for further detail.

Indemnification Agreements

On the Closing Date, in connection with the Closing, the Company entered into indemnification agreements with each of its directors and executive officers, which provide for indemnification and advancements by the Company of certain expenses and costs under certain circumstances. The indemnification agreements provide that AtlasClear Holdings will indemnify each of its directors and executive officers against any and all expenses incurred by that director or executive officer because of his or her status as a director or officer of AtlasClear Holdings, to the fullest extent permitted by Delaware law, the Amended and Restated Certificate of Incorporation and the Amended and Restated Bylaws.

Wilson-Davis

On February 27, 2018, an extended hearing panel of the Department of Enforcement of the Financial Industry Regulatory Authority, Inc. (“FINRA”), Office of Hearing Officers, issued its decision ordering fines aggregating $1.47 million for violations of the applicable short sales and anti-money laundering rules. Wilson-Davis appealed the decision to the National Adjudicatory Council (“NAC”). On December 19, 2019, NAC issued its decision ordering that the fines be reduced by $205,000 to an aggregate $1.265 million. Wilson-Davis made a timely appeal to the SEC to hear the case. On December 28, 2023, the SEC issued a ruling affirming the findings of violations and remanding the matter back to FINRA to reconsider the appropriate sanctions in light of the SEC decision. On July 10, 2025, the National Adjudicatory Counsil reduced the fines to an aggregate of $490,000. The Company made a timely appeal of the decision to the SEC. Pursuant to FINRA Rules, the Company’s timely appeal of the decision to the SEC deferred the effectiveness of the findings and sanctions. Due to the disparity in the range of fines of similar cases, the Company believes that the final amount is not reasonably estimable. The Company has booked a contingent liability totaling $100,000 which represents the estimated low end of the possible range of fines.

Software Development and License agreement

On June 10, 2025, the Company and Pacsquare entered into a Software Development and License agreement, where the parties agreed to supersede and replace the Pacsquare Purchase Agreement and to fully release one another form any and all obligations or claims arising from or pursuant to the prior agreement. Therefore as a result of entering into the agreement the parties agreed to a 36 month term software development and licensing service where Pacquire will continue to develop the Online Account Application (“OLA”) provide updates, bug fixes, patches or other error corrections and ongoing maintenance and support throughout the term of the agreement. Pacquare will deliver the existing source code and provide up to 80 hours of developer-to developer support for knowledge transfer to new developers of the Company for a six month period. The OLA license shall be held by the Company perpetually can be transferred and will be royalty free to modify and develop the platform for internal use or for white-label deployment, to charge correspondents a fee for use and transfer and assign such license in connection with the sale of WDCO or Atlas. Payment shall be $375,00 payable over the 36 month term as follows: $20,000 upon effective date of agreement, $15,000 first month payment and $10,000 for the remaining 34 months.